Basis of Presentation (policies)	6 Months Ended
Jun. 30, 2019
Basis of Presentation
Accounting Policies

Accounting Policies

The interim report is prepared in accordance with International Accounting Standard No. 34 (IAS 34), “Interim Financial Reporting” and additional Danish disclosure requirements for interim reports of listed companies. The interim report has not been reviewed or audited by Genmab’s external auditors.

The interim report has been prepared using the same accounting policies as outlined in section 1 – Basis of Presentation in the financial statements in the 2018 annual report, except for the adoption of new accounting standards detailed below.

Management Judgments and Estimates under IFRS

Management Judgments and Estimates under IFRS

In preparing interim reports, certain provisions under IFRS require management to make judgments (various accounting estimates and assumptions) which may significantly impact the group’s financial statements. The most significant judgments include, among other things, revenue recognition, share-based compensation, deferred tax assets, and recognition of internally generated intangible assets. For additional descriptions of significant judgments and estimates, refer to note 1.3 in the 2018 annual report.

Fair Value Measurement

Fair Value Measurement

For financial instruments that are measured in the balance sheet at fair value, IFRS 13 for financial instruments requires disclosure of fair value measurements by level of the following fair value measurement hierarchy for:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities
•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
•	Level 3 – Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

MDKK		June 30, 2019		December 31, 2018
Assets Measured at Fair Value	Note	Level 1	Level 2	Level 1	Level 2

Marketable securities	3	6,368	—	5,573	—

Marketable Securities	Marketable Securities All fair market values are determined by reference to external sources using unadjusted quoted prices in established markets for our marketable securities (Level 1).
New Accounting Standards - Recently Adopted

New Accounting Standards - Recently Adopted

IFRS 16 Leasing

Effective January 1, 2019, we adopted IFRS 16 using the modified retrospective transition method. Under this method, all leases are recognized in the balance sheet as a right-of-use (“ROU”) asset with a corresponding lease liability, except for short term assets in which the lease term is 12 months or less, or low value assets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis over the lease term. In the income statement, lease costs are replaced by depreciation of the ROU asset recognized over the lease term in operating expenses, and interest expenses related to the lease liability are classified in financial items. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Genmab determines if an arrangement is a lease at inception. Genmab leases various properties and IT equipment. Rental contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, less any lease incentives. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

ROU assets are measured at cost and include the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term of 12 months or less and low-value assets comprise IT equipment and small items of office furniture.

On adoption of IFRS 16, the group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 3.7%.

The impact of the adoption of IFRS 16 on the financial statements as of January 1, 2019 is shown in the table and further described below:

January 1,
2019
DKK'000

Operating lease commitments disclosed as at December 31, 2018	183,711
Discounted using the group’s incremental borrowing rate of 3.7%	(42,461)
(Less): short-term leases recognised on a straight- line basis as expense	(2,874)
Add/(less): adjustments as a result of a different treatment of extension and termination options	66,392

Lease liability recognized at January 1, 2019	204,768

The ROU assets established at January 1, 2019 on the balance sheet was DKK 204.8 million. Net result decreased by DKK 3.1 million as a result of adopting IFRS 16 in the first half of 2019. Cash flows from operating activities increased by DKK 17.4 million and cash flows from financing activities decreased by DKK 14.3 million as a result of adopting IFRS 16 in the first half of 2019.

For purposes of applying the modified retrospective approach in adoption of IFRS 16, Genmab has used the following practical expedients permitted by the standard:

•	applied the exemption not to recognize ROU assets and liabilities for leases with less than 12 months of lease term from January 1, 2019, and
•	excluded initial direct costs for the measurement of the ROU assets at the date of initial application

There are no ROU assets that meet the definition of investment property.